Submission	Feb. 10, 2025
Submission [Line Items]
Central Index Key	0001097864
Registrant Name	ON SEMICONDUCTOR CORPORATION
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES